Loans Receivable, Net - Summary of Delinquency Status of Loans Receivable by Year of Origination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Delinquency Status, by Year of Origination [Abstract]
Loans receivable, gross	$ 4,610,144	$ 2,806,781
Current Period Gross Write-off [Abstract]
Financing Receivable, Allowance for Credit Loss, Writeoff	614,199	546,710
Consumer and SME Loans [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	4,270,588	2,645,879
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	83,980	10,605
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	179	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	0	0
Loans receivable, gross	4,354,747	2,656,484
Current Period Gross Write-off [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	272,582	182,145
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	333,714	358,503
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	7,112	4,834
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	0	0
Financing Receivable, Originated, More than Four Years before Current Fiscal Year, Writeoff	0	0
Financing Receivable, Allowance for Credit Loss, Writeoff	613,408	545,482
Consumer and SME Loans [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	3,984,138	2,448,363
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	74,694	4,934
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	154	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	0	0
Loans receivable, gross	4,058,986	2,453,297
Consumer and SME Loans [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	95,797	64,015
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	952	1,054
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	1	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	0	0
Loans receivable, gross	96,750	65,069
Consumer and SME Loans [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	73,694	49,419
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,634	925
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	2	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	0	0
Loans receivable, gross	75,330	50,344
Consumer and SME Loans [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	58,547	42,239
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,597	2,054
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	9	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	0	0
Loans receivable, gross	61,153	44,293
Consumer and SME Loans [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	58,412	41,843
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	4,103	1,638
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	13	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	0	0
Loans receivable, gross	62,528	43,481
Other Loans [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	218,655	111,285
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,644	1,000
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	584	452
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	302	31,143
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	30,668	3,771
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	3,544	2,646
Loans receivable, gross	255,397	150,297
Current Period Gross Write-off [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	274	16
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	13	12
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	3	205
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	185	775
Financing Receivable, Originated, More than Four Years before Current Fiscal Year, Writeoff	316	220
Financing Receivable, Allowance for Credit Loss, Writeoff	791	1,228
Other Loans [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	205,761	104,770
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,579	927
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	558	399
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	184	30,769
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	30,520	3,132
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	3,191	2,214
Loans receivable, gross	241,793	142,211
Other Loans [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	9,183	4,660
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	4	8
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	5	6
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	62	98
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	47	86
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	127	17
Loans receivable, gross	9,428	4,875
Other Loans [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	3,695	1,776
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	4
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	30
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	18	38
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	260
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	73	275
Loans receivable, gross	3,786	2,383
Other Loans [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	10
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	8	9
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	28
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	16	51
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	61	16
Loans receivable, gross	85	114
Other Loans [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
Financing Receivable, Year One, Originated, Current Fiscal Year	16	69
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	53	52
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	21	17
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	38	210
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	85	242
Financing Receivable, Originated, More than Four Years before Current Fiscal Year	92	124
Loans receivable, gross	$ 305	$ 714